Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(10) Fair Value Measurements

Generally accepted accounting principles related to Fair Value Measurements define fair value, establish a framework for measuring fair value, establish a three-level valuation hierarchy for disclosure of fair value measurement and enhance disclosure requirements for fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and represent the Company's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy:

Assets

Securities - Where quoted prices are available in an active market, securities are classified within level 1 of the valuation hierarchy.  Level 1 inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow.  Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, included certain collateralized mortgage and debt obligations and certain high-yield debt securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the valuation hierarchy.  When measuring fair value, the valuation techniques available under the market approach, income approach and/or cost approach are used.  The Company's evaluations are based on market data and the Company employs combinations of these approaches for its valuation methods depending on the asset class.

Impaired loans - Fair value accounting principles also apply to loans measured for impairment, including impaired loans measured at an observable market price (if available), or at the fair value of the loan's collateral (if the loan is collateral dependent).  Fair value of the loan's collateral, when the loan is dependent on collateral, is determined by appraisals or independent valuation which is then adjusted for the cost related to liquidation of the collateral.  When the fair value of collateral is based on an observable market price or a current appraisal value, the Company records the impaired loan as nonrecurring level 2.  When a current appraisal value is not available or management determines the value, the Company records the impaired loan as nonrecurring level 3.

Other Real Estate - Certain foreclosed assets, upon initial recognition, are remeasured and reported at fair value less cost to sale through a charge-off to the allowance for loan losses based on the fair value of the foreclosed asset.  The fair value of a foreclosed asset is estimated using level 2 inputs based on observable market price or current appraised value.  When appraised value is not available and management determines the fair value, the fair value of the foreclosed assets is considered level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis - The following table presents the recorded amount of the Company's assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall.

		Fair Value Measurements at Reporting Date Using
2011	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$294,060,799	$-	$294,060,799	$-
State, County and Municipal	7,583,691	-	7,583,691	-
Corporate Obligations	2,113,930	-	1,123,930	990,000
Asset-Backed Securities	132,427	-	-	132,427

	$303,890,847	$-	$302,768,420	$1,122,427
Nonrecurring
Impaired Loans	$63,520,509	$-	$34,935,324	$28,585,185

Other Real Estate	$20,445,085	$-	$6,170,534	$14,274,551

2010

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$298,462,456	$-	$298,462,456	$-
State, County and Municipal	3,256,233	-	3,256,233	-
Corporate Obligations	1,986,490	-	1,101,920	884,570
Asset-Backed Securities	132,427	-	-	132,427

	$303,837,606	$-	$302,820,609	$1,016,997
Nonrecurring
Impaired Loans	$28,246,144	$-	$-	$28,246,144

Other Real Estate	$20,207,806	$-	$20,207,806	$-

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2011 and 2010.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Available for Sale Securities
	2011	2010	2009

Balance, Beginning	$1,016,997	$982,427	$1,426,220
Total Realized/Unrealized Gains (Losses) Included In Loss on OTTI Impairment	(53,058)	-	(520,751)
Other Comprehensive Income	158,488	34,570	76,958

Balance, Ending	$1,122,427	$1,016,997	$982,427